Summary of Company Subsidiaries and Its Consolidated Variable Interest Entities (Detail)	12 Months Ended
Dec. 31, 2018
21ViaNet Group Limited ("21Vianet HK") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	May 25, 2007
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
21Vianet Data Center Co., Ltd. ("21Vianet China") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 12, 2000	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services and rental of long-lived assets	[1]
21Vianet (Foshan) Technology Co., Ltd. ("FS Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 20, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment, provision of technical and internet data center services	[1]
21Vianet Anhui Suzhou Technology Co., Ltd.("SZ Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Nov. 16, 2011	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Trading of network equipment	[1]
21Vianet Hangzhou Information Technology Co.,Ltd. ("HZ Technology") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 04, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of internet data center services	[1]
21Vianet Mobile Limited ("21V Mobile") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding and provision of telecommunication services
Joytone Infotech Co., Ltd. ("SZ Zhuoaiyi") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of technical and consultation services	[1]
21Vianet Ventures Limited (Ventures) | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 06, 2014
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Abitcool (China) Broadband Inc. ("aBitCool DG") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 13, 2014	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Dormant company	[1]
Diyixian.com Limited ("Diyixian.com") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 10, 2014
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Provision of virtual private network services
21Vianet Zhuhai Financial Leasing Limited | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 09, 2015	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of financial leasing business services	[1]
21Vianet DRP Investment Holdings Limited [Member] | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jan. 10, 2017
Place of incorporation	Hong Kong
Percentage of direct ownership by the Company	100.00%
Principal activities	Investment holding
Shihua DC Investment Holdings Limited. | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 14, 2017
Place of incorporation	Cayman
Percentage of direct ownership by the Company	51.00%
Principal activities	Investment holding
21Vianet (Xi'an) Technology Co., Ltd. ("Xi'an Tech") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 05, 2012	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	51.00%	[1]
Principal activities	Provision of technical and internet data center services	[1]
Foshan Zhuoyi Intelligence Date Co., Ltd. ("FS Zhuoyi") | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jul. 07, 2016	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	51.00%	[1]
Principal activities	Provision of internet data center services	[1]
Dermot Holding Limited [Member] | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 08, 2014	[2]
Place of incorporation	British Virgin Islands	[2]
Percentage of direct ownership by the Company	100.00%	[2]
Principal activities	Investment holding	[2]
Beijing Yiyun Network Technology Co., Ltd. (formerly known as [Beijing aBitCool Network Technology Co., Ltd.]) ("21Vianet Technology") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Oct. 22, 2002	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of internet data center services	[1],[3]
Beijing iJoy Information Technology Co., Ltd. ("BJ iJoy") | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 30, 2013	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of internet data center, content delivery network services	[1],[3]
WiFire Network Technology (Beijing) Co., Ltd. (formerly known as aBitCool Small Micro Network Technology (BJ) Co., Ltd.) (WiFire Network) | Variable Interest Entities
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 01, 2014	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of telecommunication services	[1],[3]
Beijing 21Vianet Broad Band Data Center Co., Ltd. ("21Vianet Beijing") | Variable Interest Entities | Held Directly by 21 Vianet Technology
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 15, 2006	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of internet data center services	[1],[3]
21Vianet (Xi'an) Information Outsourcing Industry Park Services Co., Ltd. ("Xi'an Sub") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Jun. 23, 2008	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of internet data center services	[1],[3]
Langfang Xunchi Computer Data Processing Co., Ltd. ("LF Xunchi") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 19, 2011	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Dormant company	[1],[3]
Shanghai Blue Cloud Technology Co., Ltd. ("SH Blue Cloud") | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Mar. 21, 2013	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of Office 365 and Windows Azure platform services	[1],[3]
Beijing Yichengtaihe Investment Co., Ltd | Variable Interest Entities | Held Directly by 21 Vianet Beijing
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Sep. 30, 2014	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of internet data center services	[1],[3]
Beijing Hongyuan Network Technology Co., Ltd [Member] | Variable Interest Entities | Held Directly by 21 Vianet Beijing | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Dec. 08, 2014	[1],[3],[4]
Place of incorporation	PRC	[1],[3],[4]
Percentage of direct ownership by the Company	0.00%	[1],[3],[4]
Principal activities	Provision of internet data center services	[1],[3],[4]
Guangzhou Lianyun Big Data Co Ltd [Member] | Variable Interest Entities | Held Directly by 21 Vianet Beijing | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Apr. 14, 2016	[1],[3]
Place of incorporation	PRC	[1],[3]
Percentage of direct ownership by the Company	0.00%	[1],[3]
Principal activities	Provision of internet data center services	[1],[3]
Shenzhen Diyixian Telecommunication Co., Ltd [Member] | Variable Interest Entities | Held Directly by 21 Vianet Beijing | Subsidiaries
Business Acquisition [Line Items]
Date of incorporation/ Acquisition	Aug. 10, 2014	[1]
Place of incorporation	PRC	[1]
Percentage of direct ownership by the Company	100.00%	[1]
Principal activities	Provision of virtual private network services	[1]

[1]	Collectively, the "PRC Subsidiaries".
[2]	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest Dermot BVI and its subsidiaries (collectively referred to as "Dermot Entities").
[3]	Collectively, the "Consolidated VIEs".
[4]	On August 15, 2018, the Company through its subsidiary, 21Vianet Beijing disposed 49% equity interest of BJ Hongyuan to a third party.